Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Company's Debt to Equity Ratio	December 31, 2024 and 2023 are as follows:

	2024	2023
	(In millions of Korean won)
Total liabilities	₩ 118,096	₩ 114,453
Total equity	568,363	463,728
Debt ratio	21%	25%

Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk	The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2024 and 2023 are as follows:

	December 31, 2024
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	70,136,599	29,286,354	₩ 103,021	₩ 43,009
JPY	496,929,791	56,100,772	4,654	525
EUR	27,925	32,910	43	50
IDR	9,851,056	522,083,448	1	48
THB	21,131	—	1	—
VND	6,026,400	—	—	—
HKD	141,271	—	27	—
Total			₩ 107,747	₩ 43,632

	December 31, 2023
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	86,681,440	28,203,218	₩ 111,616	₩ 36,344
JPY	343,984,702	160,779,008	3,139	1,467
EUR	36,780	30,472	52	43
IDR	12,955,000	3,103,944	1	—
THB	28,510	7,379	1	—
VND	9,270,000	3,243,600	—	—
HKD	144,997	—	24	—
Total			₩ 114,833	₩ 37,854

Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Profit Before Income Tax	The impact of a
10% fluctuation in foreign currency exchange rates on the Group’s profit before income tax for the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024				December 31, 2023
	Increased by 10%		Decreased by 10%		Increased by 10%		Decreased by 10%

	(In millions of Korean won)
USD	₩	6,001	₩	(6,001)	₩	7,527	₩	(7,527)
JPY	413		(413)		167		(167)
Others	(3)		3		4		(4)
Total	₩	6,411	₩	(6,411)	₩	7,698	₩	(7,698)

Summary of Maximum Exposure to Credit Risk
The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Group as of December 31, 2024 and 2023 are as follows.

	December 31, 2024	December 31, 2023

	(In millions of Korean won)
Cash and cash equivalents	₩ 228,898	₩ 184,082
Short-term financial instruments	324,304	277,215
Accounts receivable, net	81,152	71,213
Other receivables, net	16	7
Other current financial assets	6,602	4,439
Other non-current financial assets	1,767	1,824
Total	₩ 642,739	₩ 538,780

Summary of Financial Liabilities by Maturity	The following table summarizes the financial liabilities of the Group by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2024
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	63,548	₩	63,153	₩	175	₩	220	₩	—	₩	—	₩	63,548
Accrued expense	313		313		—		—		—		—		313
Other liabilities (*)	7,121		1,046		2,303		1,850		1,257		992		7,448
Total	₩	70,982	₩	64,512	₩	2,478	₩	2,070	₩	1,257	₩	992	₩	71,309
(*)Other liabilities as of December 31, 2024 consist of lease liabilities.

	December 31, 2023
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	58,292	₩	57,430	₩	185	₩	677	₩	—	₩	—	₩	58,292
Accrued expense	395		395		—		—		—		—		395
Other liabilities (*)	6,562		1,081		3,259		1,902		476		—		6,718
Total	₩	65,249	₩	58,906	₩	3,444	₩	2,579	₩	476	₩	—	₩	65,405
(*)Other liabilities as of December 31, 2023 consist of lease liabilities.